INVESTMENT IN JOINT VENTURES (Tables)	3 Months Ended
Mar. 31, 2022
Interests in other entities [Abstract]
Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table presents the change in investment in joint ventures:

	December 31, 2021	March 31, 2022
Balance, beginning of period	$36	$38
Share of profits for the period	4	1
Dividends declared during the period	(2)	(1)
Balance, end of period	$38	$38